COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Comprehensive Income [Abstract]
Net income	$ 859	$ 580	$ 1,714	$ 1,345
Components of accumulated other comprehensive income (loss)
Currency translation adjustment	(847)	339	(75)	1,282
Unrealized gain (loss) on derivative financial instruments	108	(22)	40	(53)
Unrealized loss from available-for-sale securities	(75)	(20)	(45)	(21)
Other	(15)	(1)	(15)	(1)
Total comprehensive income	30	876	1,619	2,552
Comprehensive loss (income) attributable to the non-controlling interests	7	(5)	8	(9)
Comprehensive income attributable to Teva	$ 37	$ 871	$ 1,627	$ 2,543